The IPO and Restructuring Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended											0 Months Ended
	Nov. 27, 2013	Feb. 01, 2014	May 03, 2014	Nov. 21, 2013	Feb. 02, 2013	Nov. 27, 2013 Initial Public Offering [Member]	Nov. 27, 2013 Sun Capital Partners Management [Member]	May 03, 2014 Revolving Credit Facility [Member]	Feb. 01, 2014 Revolving Credit Facility [Member]	Nov. 27, 2013 Revolving Credit Facility [Member]	Nov. 27, 2013 Term Loan Facility [Member]	May 03, 2014 7.625% Notes [Member]	Feb. 01, 2014 7.625% Notes [Member]	Dec. 12, 2013 7.625% Notes [Member]	Nov. 27, 2013 7.625% Notes [Member]	Nov. 27, 2013 12.875% Notes [Member]	Nov. 27, 2013 Vince, LLC [Member]	Nov. 27, 2013 Kellwood [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued		36,723,727	36,723,727	10,000,000	26,211,130	10,000,000
Common stock price per share	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 20.00
Shares sold by selling shareholders						1,500,000
Proceeds from initial public offering	$ 172,000					$ 177,000
Proceeds retained by company for general corporate purposes						5,000												5,000
Stock split ratio	28.5177	28.5177
Percentage of membership interests distributed																	100.00%	100.00%
Credit facility, maximum borrowing capacity								45,800	50,000	50,000	175,000
Aggregate taxes payable reduction percentage	85.00%
Ownership percentage	68.00%
Net borrowings under new Term Loan Facility																		169,500
Accrued and unpaid interest																		9,100
Outstanding balance on Note Receivable																		0
Debt instrument, interest rate												7.625%	7.625%			12.875%
Transaction fee							3,300
Purchase (and cancelled) in aggregate principal amount														4,670	33,474
Aggregate principal amount outstanding														48,808
Long-term debt											$ 175,000